RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of information about options granted to the CEO, CFO, the Corporate Secretary, and the Company's directors (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Disclosure of transactions between related parties [line items]
Expense for the year (vested)	$ 0	$ 1,144,342	$ 479,107
Related parties [Member]
Disclosure of transactions between related parties [line items]
Number of Options held	1,650,000	1,725,000	1,650,000
Expense for the year (vested)	$ 0	$ 410,132	$ 271,993
CEO [Member]
Disclosure of transactions between related parties [line items]
Number of Options held	600,000	600,000	400,000
Expense for the year (vested)	$ 0	$ 133,275	$ 44,455
Former CFO [Member]
Disclosure of transactions between related parties [line items]
Number of Options held	150,000	150,000	100,000
Expense for the year (vested)	$ 0	$ 33,319	$ 11,113
Former Corporate Secretary [Member]
Disclosure of transactions between related parties [line items]
Number of Options held	150,000	150,000	100,000
Expense for the year (vested)	$ 0	$ 33,319	$ 11,113
Directors [Member]
Disclosure of transactions between related parties [line items]
Number of Options held	750,000	825,000	1,050,000
Expense for the year (vested)	$ 0	$ 210,219	$ 205,312